Organization and Summary of Significant Accounting Policies (Details) - Schedule of Condensed Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Schedule of Condensed Statement of Operations [Abstract]
Net loss	$ 374,855	$ 386,732	$ 843,539	$ 1,709,339	$ (1,127,612)	$ (2,500,184)
Less: Accretion of temporary equity to redemption value	301,576	1,195,374	609,172	2,294,875	(1,733,440)	(6,470,389)
Net loss including accretion of temporary equity to redemption value	$ 676,431	$ 1,582,106	$ 1,452,711	$ 4,004,214	$ (2,861,052)	$ (8,970,573)